Retirement Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined contribution retirement plans [Member]
Retirement Plans (Textuals) [Abstract]
Total expense for all defined contribution retirement plans	$ 272,000,000	$ 281,000,000	$ 254,000,000
Defined benefit pension and other postretirement benefit plans [Member]
Retirement Plans (Textuals) [Abstract]
Net funded status related to the defined benefit pension plans	767,000,000	661,000,000
Total expense for all defined contribution retirement plans	$ 24,000,000	$ 59,000,000	$ 93,000,000